Other operating expenses (Tables)	6 Months Ended
Oct. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other operating expenses

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Marketing expenses	30,841	9,890	7,600
Professional fees	317,947	582,100	447,344
Travelling expenses	71,063	26,582	20,428
Other expenses	126,337	152,473	117,177
Total	546,188	771,045	592,549